Other intangible assets (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Other Intangible Assets Details 1
2015	$ 294
2016	294
2017	294
2018	294
2019	294
Thereafter	2,917
Total	$ 4,387